Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 866,590	$ 295,503
Less accumulated depreciation	(292,282)	(62,771)
Net property and equipment	574,308	232,733
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	110,849	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 755,741	$ 243,314